Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,151,844	$ 1,740,861	$ 2,716,993
Compensation cost to non-employees	55,944	78,729	173,181
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	2,151,844	1,740,861	2,646,699
Elimination Of Equity Share Income [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	0	0	70,294
Credit To Additional Paid In Capital [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,095,900	$ 1,662,132	$ 2,543,812